Description of business (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Dec. 01, 2025
Subsequent Event [Line Items]
Net loss	$ 3,638,465	$ 4,102,659
Negative cash flows from operating activities	946,820	1,708,261
Accumulated deficit	13,396,439	9,757,974
Working capital	682,096	505,415
Investment	$ 9,733	$ 10,042
Subsequent Event [Member]
Subsequent Event [Line Items]
Receive approximate amount			$ 2,100,000
Investment			$ 11,400,000